SHARE BASED PAYMENT (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average fair value | $ / shares	$ 2.38
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	49.00%
Risk-free interest rate	4.20%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	50.70%
Risk-free interest rate	4.24%
Directors [Member]
IfrsStatementLineItems [Line Items]
Expenses related to share-based payment plans to employees	$ 552
Consultants [Member]
IfrsStatementLineItems [Line Items]
Expenses related to share-based payment plans to employees	$ 669